FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02605

Franklin Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: _6/30

Date of reporting period: _3/31/12

Item 1. Schedule of Investments.

13524-1

Franklin Money Fund

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Money Fund (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company.

The Fund invests substantially all of its assets in the Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The Statement ofInvestments of the Portfolio is included elsewhere in this report and should be read in conjunction with the Fund's Statement of Investments.

2. FINANCIAL INSTRUMENT VALUATION

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. At March 31, 2012, the Fund owned 13.1% of the Portfolio.

3. INCOME TAXES

At March 31, 2012, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2012, all of the Fund's investments in securities carried at fair value were valued using Level 1 inputs.

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The Money Market Portfolios
Statement of Investments, March 31, 2012 (unaudited)

The Money Market Portfolio		Principal Amount*		Value
Investments 95.6%				
Certificates of Deposit 18.2%				
Bank of Montreal, Chicago Branch, 0.15%, 4/09/12	$	280,000,000	$	280,000,000
Bank of Montreal, Chicago Branch, 0.15%, 4/10/12		140,000,000		140,000,000
Bank of Montreal, Chicago Branch, 0.16%, 4/16/12		50,000,000		50,000,000
Bank of Montreal, Chicago Branch, 0.15%, 5/21/12		150,000,000		150,000,000
Bank of Nova Scotia, Houston Branch, 0.15%, 4/26/12		150,000,000		150,000,000
Bank of Nova Scotia, Houston Branch, 0.17% - 0.21%, 4/04/12 - 6/26/12		480,000,000		480,002,985
Royal Bank of Canada, New York Branch, 0.06%, 4/16/12		100,000,000		100,000,000
Royal Bank of Canada, New York Branch, 0.11%, 4/20/12		175,000,000		175,000,000
Royal Bank of Canada, New York Branch, 0.48%, 10/09/12		350,000,000		350,000,000
The Toronto-Dominion Bank, New York Branch, 0.13%, 4/23/12		150,000,000		150,000,000
The Toronto-Dominion Bank, New York Branch, 0.30%, 6/25/12		200,000,000		200,000,000
The Toronto-Dominion Bank, New York Branch, 0.09% - 0.31%, 4/02/12 - 6/29/12		178,500,000		178,503,122
Total Certificates of Deposit (Cost $2,403,506,107)				2,403,506,107
[a]**Commercial Paper 55.4%**				
Bank of Nova Scotia, 4/05/12 (Canada)		25,000,000		24,999,722
Canadian Wheat Board, 4/10/12 - 6/01/12 (Canada)		71,245,000		71,236,262
Chevron Corp., 4/02/12 - 4/20/12		125,000,000		124,997,514
Colgate-Palmolive Co., 4/11/12 - 4/27/12		263,800,000		263,789,588
Commonwealth Bank of Australia, 4/10/12 (Australia)		100,000,000		99,997,625
Export Development Canada, 4/12/12 (Canada)		250,000,000		249,994,271
Export Development Canada, 4/04/12 - 4/16/12 (Canada)		225,000,000		224,997,208
Export Development Canada, 5/02/12 (Canada)		150,000,000		149,988,375
Exxon Mobil Corp., 4/11/12		100,000,000		99,998,750
Johnson & Johnson, 4/02/12 - 5/18/12		611,750,000		611,718,690
JP Morgan Chase & Co., 4/02/12		650,000,000		649,999,819
National Australia Funding, 4/19/12 (Australia)		620,000,000		619,962,800
Nestle Capital Corp., 4/10/12 (Switzerland)		22,140,000		22,139,612
Nestle Capital Corp., 5/14/12 (Switzerland)		235,000,000		234,977,544
Nestle Finance International Ltd., 6/08/12 (Switzerland)		200,000,000		199,943,333
Nestle Finance International Ltd., 6/12/12 (Switzerland)		100,000,000		99,965,000
Novartis Finance Corp., 5/15/12 (Switzerland)		115,000,000		114,983,133
Novartis Finance Corp., 8/14/12 (Switzerland)		304,000,000		303,783,400
PepsiCo Inc., 4/04/12 - 5/11/12		505,200,000		505,166,796
Pfizer Inc., 4/10/12 - 4/19/12		125,806,000		125,802,961
Province of British Columbia, 4/09/12 - 9/24/12 (Canada)		647,050,000		646,857,467
Province of Ontario, 5/31/12 (Canada)		163,559,000		163,518,788
Province of Ontario, 4/04/12 - 6/26/12 (Canada)		444,245,000		444,192,304
Royal Bank of Canada, 4/26/12 (Canada)		25,000,000		24,998,611
The Toronto-Dominion Bank, 4/02/12 - 5/29/12 (Canada)		104,000,000		103,977,422
Total Capital Canada Ltd., 5/25/12 (France)		200,000,000		199,958,000
Total Capital Canada Ltd., 4/13/12 - 6/29/12 (France)		322,000,000		321,942,050
Total Capital SA, 9/26/12 (France)		100,000,000		99,886,278
Wal-Mart Stores Inc., 5/11/12		159,000,000		158,985,867
Wal-Mart Stores Inc., 4/03/12 - 5/17/12		348,990,000		348,975,698
Total Commercial Paper (Cost $7,311,734,888)				7,311,734,888
U.S. Government and Agency Securities 9.6%				
[a,b]International Bank for Reconstruction & Development,				
4/02/12 (Supranational)		185,000,000		184,999,805
4/04/12 (Supranational)		175,780,000		175,778,389
4/05/12 - 5/24/12 (Supranational)		300,000,000		299,984,889
[a]U.S. Treasury Bills,				
4/19/12		200,000,000		199,991,387
4/12/12 - 3/07/13		400,000,000		399,711,431
Total U.S. Government and Agency Securities (Cost $1,260,465,901)				1,260,465,901
Municipal Bonds 3.2%				
[c]California State Economic Recovery GO,				
Series C-2, Daily VRDN and Put, 0.15%, 7/01/23		32,400,000		32,400,000
Series C-4, Daily VRDN and Put, 0.20%, 7/01/23		35,790,000		35,790,000

Quarterly Statement of Investments | See Notes to Statements of Investments.

The Money Market Portfolios

Statement of Investments, March 31, 2012 (unaudited) *(continued)*

[c]Metropolitan Water District of Southern California Water Revenue, Special, Refunding, Series A, Weekly VRDN and Put, 0.13%, 10/01/29	75,705,000	75,705,000
New York Liberty Development Corp. Liberty Revenue, 3 World Trade Center, Mandatory Put 11/08/12, Refunding, Series A, 0.27%, 12/01/49	223,000,000	223,000,000
New York State Liberty Development Corp. Revenue, 3 World Trade Center Project, Mandatory Put 11/08/12, Series A1, 0.30%, 12/01/50	30,175,000	30,175,000
Sonoma Marin Area Rail Transportation District Measure Q Sales Tax Revenue, Sales and Use Tax, Mandatory Put 1/10/13, Series A, 1.00%, 3/01/29	18,000,000	18,000,391
Total Municipal Bonds (Cost $415,070,391)		415,070,391
Total Investments before Repurchase Agreements (Cost $11,390,777,287)		11,390,777,287
[d]**Repurchase Agreements 9.2%**		
Barclays Capital Inc., 0.050%, 4/02/12 (Maturity Value $330,001,375) Collateralized by U.S. Treasury Notes, 3.625%, 12/31/12 (valued at $338,199,546)	330,000,000	330,000,000
Deutsche Bank Securities Inc., 0.050%, 4/02/12 (Maturity Value $60,000,250) Collateralized by [a]U.S. Treasury Bills, 5/03/12; and U.S. Treasury Notes, 0.625% - 4.25%, 9/30/12 - 1/31/17 (valued at $61,200,078)	60,000,000	60,000,000
Goldman, Sachs & Co., 0.080%, 4/02/12 (Maturity Value $100,000,667) Collateralized by U.S. Government and Agency Securities, 0.28%, 9/12/13 (valued at $102,059,655)	100,000,000	100,000,000
HSBC Securities (USA) Inc., 0.100%, 4/02/12 (Maturity Value $25,000,208) Collateralized by U.S. Government and Agency Securities, 1.00% - 1.50%, 7/30/12 - 3/08/17 (valued at $25,504,089)	25,000,000	25,000,000
J.P. Morgan Securities LLC, 0.010%, 4/02/12 (Maturity Value $650,000,542) Collateralized by U.S. Government and Agency Securities, 0.00% - 6.00%, 4/03/12 - 1/30/17; and U.S. Government Agency Strips, zero cpn., 2/07/13 - 11/15/16 (valued at $663,001,477)	650,000,000	650,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 0.030%, 4/02/12 (Maturity Value $25,000,063) Collateralized by U.S. Treasury Bonds, 5.00%, 5/15/37 (valued at $25,500,085)	25,000,000	25,000,000
Morgan Stanley & Co. LLC, 0.060%, 4/02/12 (Maturity Value $25,000,125) Collateralized by U.S. Treasury Notes, 3.25%, 3/31/17 (valued at $25,500,036)	25,000,000	25,000,000
Total Repurchase Agreements (Cost $1,215,000,000)		1,215,000,000
Total Investments (Cost $12,605,777,287) 95.6%		12,605,777,287
Other Assets, less Liabilities 4.4%		586,782,363
Net Assets 100.0%		$ 13,192,559,650

[*]The principal amount is stated in U.S. dollars unless otherwise indicated.
[a]The security is traded on a discount basis with no stated coupon rate.
[b]A supranational organization is an entity formed by two or more central governments through international treaties.
[c]Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.
[d]At March 31, 2012, all repurchase agreements had been entered into on March 30, 2012.

ABBREVIATIONS

Selected Portfolio

GO - General Obligation

Quarterly Statement of Investments

The Money Market Portfolios

Notes to Statement of Investments (unaudited)

The Money Market Portfolio

1. ORGANIZATION

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one portfolio, The Money Market Portfolio (Portfolio).

2. FINANCIAL INSTRUMENT VALUATION

Securities are valued at amortized cost, which approximates market value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

3. INCOME TAXES

At March 31, 2012, the cost of investments for book and income tax purposes was the same.

4. FAIR VALUE MEASUREMENTS

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio's investments and are summarized in the following fair value hierarchy:

  Level 1 - quoted prices in active markets for identical securities
  Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)
  Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31,2012, all of the Portfolio's investments in securities carried at fair value were valued using Level 2 inputs.

5. SUBSEQUENT EVENTS

The Portfolio has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

For additional information on the Portfolio's significant accounting policies, please refer to the Portfolio's most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MONEY FUND

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2012

13524-1

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 25, 2012

By  /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 25, 2012